(23) EQUITY	12 Months Ended
Dec. 31, 2017
EQUITY
EQUITY

The shareholders’ interest in the Company’s equity at December 31, 2017 and 2016 is shown below:

	Number of shares
	December 31, 2017		December 31, 2016
Shareholders	Common shares	Interest %	Common shares	Interest %
State Grid Brazil Power Participações S.A.	730,435,698	71.76%	-	0.00%
ESC Energia S.A.	234,086,204	23.00%	234,086,204	23.00%
Camargo Correa S.A.	27,435	0.00%	5,897,311	0.58%
Caixa de Previdência dos Funcionários do Banco do Brasil - Previ	-	0.00%	299,787,559	29.45%
Fundação CESP	-	0.00%	51,048,952	5.02%
Fundação Sistel de Seguridade Social	-	0.00%	37,070,292	3.64%
Energia São Paulo FIA	-	0.00%	35,145,643	3.45%
Fundação Petrobras de Seguridade Social - Petros	-	0.00%	28,056,260	2.76%
Bonaire Participações S.A.	-	0.00%	1,249,386	0.12%
Fundação Sabesp de Seguridade Social - Sabesprev	-	0.00%	696,561	0.07%
BNDES Participações S.A.	-	0.00%	68,592,097	6.74%
Antares Holdings Ltda.	-	0.00%	16,967,165	1.67%
Brumado Holdings Ltda.	-	0.00%	36,497,075	3.59%
Executive Officers	189	0.00%	34,250	0.00%
Other shareholders	53,365,220	5.24%	202,785,991	19.92%
Total	1,017,914,746	100.00%	1,017,914,746	100.00%

23.1	Changes in shareholding structure and Public Offering of Shares

On January 23, 2017, the Company received a correspondence from State Grid Brazil Power Participações S.A.. (“State Grid Brazil”) informing that on that date the Share Purchase Agreement between State Grid Brazil, Camargo Corrêa S.A., Caixa de Previdência dos Funcionários do Banco do Brasil – PREVI, Fundação CESP, Fundação Sistel de Seguridade Social, Fundação Petrobras de Seguridade Social – PETROS, Fundação SABESP de Seguridade Social — SABESPREV, and certain other parties, had been signed.

After finalizing the transaction, State Grid Brazil became the parent company of CPFL Energia with 54.64% (556,164,817 shares, direct or indirect) of the Company’s voting and total capital. With the transaction, State Grid Brazil became the only controlling shareholder of the Company, and the Shareholders’ Agreement dated March 22, 2002 signed among the former shareholders was terminated.

At the Company’s extraordinary general meeting held on March 27, 2017, the following resolutions were made (i) the selection of Credit Suisse (Brasil) S.A. to determine the Company’s economic value; (ii) the cancelation of the Company’s listing with the CVM as category “A”, and its conversion into category “B”; and (iii) withdrawal of the Company from the Listing Segment of Novo Mercado.

State Grid Brazil informed, through Significant Events:

(i)	on February 16, 2017, that it would conduct a public offering for acquisition of all the common shares held by the remaining shareholders of the Company (“Public Offering for Acquisition of Shares through Sale of Control”) and, on July 7, 2017, that it had decided to proceed only with the Public Offering for Acquisition of Shares through sale of control of the Company and through indirect sale of control of CPFL Renováveis;

(i)	on October 30 and 31, 2017, that CVM had formally approved all relevant documents and the proceeding with the Public Offering for Acquisition of Shares through Sale of Control and, as a result of the approval, State Grid Brazil published on October 31, 2017 the Public Offering Notice with the related terms and conditions.

In a Significant Event Notice and Communication to the Market on November 30 and December 5, 2017, respectively, the Company informed that it had successfully conducted the public offering auction on the trading system of B3 S.A.– Brasil, Bolsa, Balcão (“Auction”). As a result of the auction, State Grid Brazil acquired 408,357,085 common shares of the Company, representing 88.44% of the total shares object of the Public Offering and 40.12% of the Company’s capital. The common shares were acquired for the price of R$ 27.69, totaling R$ 11,307,408. State Grid Brazil started holding, jointly with ESC Energia S.A., 964,521,902 common shares of the Company, increasing its joint interest from 54.64% to 94.75% of the Company’s total capital.

23.2	Capital reserves

Refer basically to: (i) R$ 228,322 related to the CPFL Renováveis business combination in 2011, (ii) effect of the public offer of shares, in 2013, of the subsidiary CPFL Renováveis amounting to R$ 59,308, as a result of the reduction of the indirect interest in CPFL Renováveis, (iii) effect of the acquisition of DESA, amounting to R$ 180,297 in 2014, and (iv) other movements with no change of control amounting to R$87. In accordance with IFRS 10, these effects were recognized as transactions between shareholders, directly in Equity.

23.3	Earnings reserves

Comprised of:

i.	Legal reserve, amounting to R$ 798,090;

ii.	Statutory reserve – concession financial asset: the distribution subsidiaries recognize in profit or loss the adjustment to the expected cash flow from the concession financial asset, however its financial realization will occur only upon the write-off of the concession financial asset arising from disposal or corporate restructuring or upon the indemnity (at the end of the concession). As result, the Company recognizes a statutory reserve – concession financial asset for these amounts, supported by article 194 of Law No. 6,404/76, until their financial realization. This statutory reserve amounts to R$826,601 (R$ 702,928 at December 31, 2016).

23.4	Accumulated other comprehensive income

The accumulated other comprehensive income is comprised of:

i.	Deemed cost: refers to the recognition of the fair value adjustments of the deemed cost of the generating plants' property, plant and equipment, of R$ 405,840;

ii.	Private pension plan: The debt balance of R$ 570,346 (net of taxes) refers to the effects of the actuarial gains and losses recognized directly in other comprehensive income, in accordance with IAS 19.

23.5	Dividends

At the Board of Directors’ Meeting held on January 5, 2017, approval was given for the declaration of interim dividend for 2016 in the amount of R$ 7,820.

Furthermore, in 2017 the Company proposed R$ 280,191 of minimum mandatory dividend, as set forth by Law 6,404/76, and for each share the amount of R$ 0.275259517 was attributed.

In 2017, the Company paid R$ 220,966 relating basically to the dividend for 2016.

23.6	Allocation of profit for the year

The Company’s bylaws assure shareholders a minimum dividend of 25% of profit for the year, adjusted in accordance with the law.

The proposed allocation of profit for the year is shown below:

2017
Profit for the year - Parent company	1,179,750
Realization of comprehensive income	25,873
Prescribed dividends	3,768
Profit base for allocation	1,209,391
Legal reserve	(58,988)
Statutory reserve - concession financial asset	(123,673)
Statutory reserve - working capital reinforcement	(746,541)
Mandatory dividend	(280,191)
Proposed additional dividend	-

For this year, considering the current macro scenario with the incipient economic recovery and, also considering the uncertainties regarding the hydrology, the Company’s management is proposing the allocation of R$746,541 to the statutory reserve - working capital reinforcement.

23.7       Noncontrolling interests and joint ventures

The disclosure of interests in subsidiaries, in accordance with IFRS 12, is as follows:

23.7.1       Changes in noncontrolling interests

	CERAN	CPFL Renováveis	Paulista Lajeado	Total
As of December 31, 2014	214,454	2,171,911	67,427	2,453,794
Equity interests and voting capital	35.00%	48.39%	40.07%

Equity attributable to noncontrolling interests	25,990	(20,611)	4,958	10,337
Dividends	(6,173)	(2,818)	843	(8,147)
Other movements	-	7	(48)	(41)
As of December 31, 2015	234,271	2,148,490	73,182	2,455,942
Equity interests and voting capital	35.00%	48.39%	40.07%

Equity attributable to noncontrolling interests	38,621	(65,311)	4,862	(21,828)
Dividends	(9,172)	(22,751)	1,096	(30,827)
Other movements	-	535	(1,176)	(641)
As of December 31, 2016	263,719	2,060,963	77,966	2,402,648
Equity interests and voting capital	35.00%	48.40%	40.07%

Equity attributable to noncontrolling interests	37,949	13,720	11,623	63,292
Dividends	(92,832)	(16,619)	(8,769)	(118,220)
Capital increase (reduction)	(122,806)	15	-	(122,791)
Other movements	-	-	(113)	(113)
As of December 31, 2017	86,031	2,058,079	80,707	2,224,816
Equity interests and voting capital	35.00%	48.40%	40.07%

23.7.2       Summarized financial information of subsidiaries that have interests of noncontrolling shareholders

The summarized financial information on subsidiaries in which there is noncontrolling interests at December 31, 2017 and 2016, and for the years ended December 31, 2017, 2016 and 2015 are as follows:

	December 31, 2017
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	110,566	1,623,645	48,037
Cash and cash equivalents	37,043	950,215	24,086
Noncurrent assets	848,445	11,232,357	120,677

Current liabilities	198,624	1,957,000	42,525
Borrowings and debentures	105,844	1,259,105	36,453
Other financial liabilities	12,360	7,258	264
Noncurrent liabilities	514,583	6,760,025	258
Borrowings and debentures	422,166	5,251,704	-
Other financial liabilities	83,766	-	-
Equity	245,804	4,138,977	125,931
Attributable to owners of the Company	245,804	4,032,448	125,931
Attributable to noncontrolling interests	-	106,529	-

	2017
Net operating revenue	321,743	1,959,084	38,278
Operational costs and expenses	(103,671)	(737,472)	(10,566)
Depreciation and amortization	(45,212)	(617,017)	(4)
Interest income	30,489	126,041	2,089
Interest expense	(40,202)	(648,571)	(4,050)
Income tax expense	(54,099)	(74,125)	(2,911)
Profit (loss) for the year	108,427	19,645	29,006
Attributable to owners of the Company	108,427	11,484	29,006
Attributable to noncontrolling interests	-	8,162	-

	December 31, 2016
	CERAN	CPFL Renováveis	Paulista Lajeado
Current assets	288,538	1,398,797	39,429
Cash and cash equivalents	238,241	908,982	24,688
Noncurrent assets	927,948	11,066,086	122,991

Current liabilities	121,646	1,313,466	9,586
Borrowings and debentures	60,162	889,981	324
Other financial liabilities	20,800	85,523	1,056
Noncurrent liabilities	341,356	6,713,610	36,404
Borrowings and debentures	254,732	5,517,890	36,167
Other financial liabilities	86,624	633	-
Equity	753,484	4,437,807	116,431
Attributable to owners of the Company	753,484	4,324,589	116,431
Attributable to noncontrolling interests	-	113,218	-

	2016
Net operating revenue	301,179	1,646,589	30,820
Operational costs and expenses	(67,242)	(653,459)	(27,404)
Depreciation and amortization	(48,082)	(553,169)	(3)
Interest income	28,232	112,389	2,728
Interest expense	(36,485)	(591,626)	(1,383)
Income tax expense	(55,596)	(46,311)	(1,137)
Profit (loss) for the year	110,345	(143,706)	12,134
Attributable to owners of the Company	110,345	(151,900)	12,134
Attributable to noncontrolling interests	-	8,195	-

	2015
	CERAN	CPFL Renováveis	Paulista Lajeado
Net operating revenue	281,374	1,499,356	31,225
Operational costs and expenses	(71,033)	(498,005)	(22,400)
Depreciation and amortization	(45,986)	(540,578)	(7)
Interest income	17,532	115,639	2,243
Interest expense	(40,801)	(551,407)	(1,206)
Income tax expense	(38,381)	(49,221)	(2,843)
Profit (loss) for the year	74,256	(48,717)	12,374
Attributable to owners of the Company	74,256	(54,447)	12,374
Attributable to noncontrolling interests	-	5,730	-